Non-controlling interests - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	¥ 461,148	¥ 185,131	¥ 107,950
Increase in Capital contribution from non-controlling interests shareholders	¥ (15,082)	(41,167)	¥ (26,897)
Hengyang Shanshan [Member]
Noncontrolling Interest [Line Items]
Loan receivable converted		62,518
Capital contribution from non-controlling interests shareholders		19,370
Increase in Capital contribution from non-controlling interests shareholders		¥ 43,148